Segmental analysis - Schedule of depreciation, amortisation and impairment by operating segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	£ (1,229)	£ (1,102)
Property, plant and equipment
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(1,022)	(950)
Non-current intangible assets
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(207)	(152)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(308)	(278)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(145)	(133)
Operating segments | New England
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(276)	(236)
Operating segments | New York
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(423)	(376)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(75)	(76)
Operating segments | Other
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	£ (2)	£ (3)